Accruals and Other Liabilities	12 Months Ended
Dec. 31, 2020
Accruals and Other Liabilities
Accruals and Other Liabilities

12. Accruals and Other Liabilities

Accruals and other liabilities consist of the following:

	December 31,	December 31,
	2019	2020
Payables for purchase of property and equipment	1,121,715	715,561
Advance from customers	297,096	620,907
Payables for marketing events	436,610	596,110
Salaries and benefits payable	344,922	494,726
Payable for R&D expenses	694,081	402,777
Current portion of deferred revenue	189,172	383,430
Warranty liabilities	120,161	297,446
Payable to employees for options exercised	—	278,209
Accrued expenses	246,121	273,676
Interest payables	105,940	98,462
Current portion of deferred construction allowance	84,495	60,695
Current portion of finance lease liabilities	40,334	33,237
Payables for traveling expenses of employees	17,685	18,672
Investment deposit from investors	154,643	—
Other payables	363,666	330,116
Total	4,216,641	4,604,024